Cash and Cash Equivalents - Statements of cash flow (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents	₺ 49,978,716	₺ 42,776,160
Interest accrual of cash and cash equivalents	(171,284)	(33,956)
Asset held for sale	4,017,443
Total	₺ 53,824,875	₺ 42,742,204	₺ 50,398,771	₺ 43,662,519